Shareholders' equity and share-based payments - SunPower Plans (Details) shares in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) plan installment EquityInstruments shares	Dec. 31, 2016 USD ($) EquityInstruments shares	Dec. 31, 2015 USD ($) EquityInstruments shares
SunPower Plans
Share-based payments
Number of stock incentive plans | plan	3
Number of shares withheld to satisfy employees' tax obligations | shares	0.6	1.0	1.4
2015 Plan (SunPower)
Share-based payments
Annual automatic increase in awards, as percent of the outstanding shares of the preceding year	3.00%
Maximum annual increase of awards	6,000,000
Shares available for grant | shares	8.8
Stock options (SunPower)
Share-based payments
Expiry period	10 years
Number of share options outstanding and exercisable in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	322
Intrinsic value of options exercised | $	$ 1,700	$ 0	$ 1,000,000
Granted (in shares)	0	0	0
Stock options - 2005 Plan (SunPower)
Share-based payments
Vesting period	5 years
Cliff vesting period	1 year
Stock options - PowerLight Plan (SunPower)
Share-based payments
Vesting period	5 years
Restricted stock grants and restricted stock units - 2005 and 2015 Plans (SunPower)
Share-based payments
Vesting period	3 years
Number of equal vesting installments | installment	3